Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 19 — Subsequent Events

On September 29, 2025, the Company held the Company’s 2025 Annual Meeting of Shareholders (the “Annual Meeting”), which approved the increase of the Company’s authorized share capital from US$20,000,000 divided into 200,000,000,000 shares of a par value of US$0.0001 each, comprising of 190,000,000,000 Class A ordinary shares, 7,500,000,000 Class B ordinary shares, and 2,500,000,000 preferred shares of a par value of US$0.0001 each, by the creation of an additional 192,307,500,000,000 Class A ordinary shares and 7,492,500,000,000 Class B ordinary shares, of a par value of US$0.0001 each, such that the authorized share capital shall be US$20,000,000,000 divided into 200,000,000,000,000 shares of a par value of US$0.0001 each, comprising of 192,497,500,000,000 Class A ordinary shares, 7,500,000,000,000 Class B ordinary shares, and 2,500,000,000 preferred shares of a par value of US$0.0001 each.

As approved and authorized by the board of directors of the Company on September 3, 2025, the Company has adopted the 2025 Share Incentive Plan (the “2025 Plan”), under which the maximum aggregate number of Class A or Class B ordinary shares of the Company which may be issued pursuant to all awards is 1,492,312,340. The 2025 Plan will continue in effect for a term of ten years.

On July 21, 2025, the Company closed its subsequent offering (“Subsequent Offering”) of an additional senior secured convertible note (the “Subsequent Offering Note”) to an institutional buyer (the “Buyer”) pursuant to the terms of the Securities Purchase Agreement (the “Purchase Agreement”) and related transaction documents dated June 17, 2025.

At the closing of the Subsequent Offering, the Company sold to the Buyer the Subsequent Offering Note in the principal amount of $3,000,000. The Subsequent Offering Note was offered on the same terms as the senior secured convertible notes issued to the Buyer on June 18, 2025.

In connection with the Subsequent Offering, the Company entered into a Right to Receive Tokens agreement (“Right to Receive Tokens”). Pursuant to the Right to Receive Tokens, the Buyer or its permitted assignees (the “Holder”) will have the right to receive certain Tokens in accordance with the terms of the Right to Receive Tokens upon the Holder’s exercise of the right. If the Company fails to deliver certain tokens, the Company will be required to pay in cash to the Holder an amount calculated based on the number of Tokens and the Tokens’ trading price.

As of the date of this report, the Company held 194,727 tokens of Hyperliquid (HYPE) and 8,992 tokens of Solana (SOL) and USDT of $3,519,923.